Amount Due to a Shareholder	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Amount Due to a Shareholder
21.	AMOUNT DUE TO A SHAREHOLDER
The amount is unsecured, interest free and repayable on demand.